SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS

NOTE 16 – SUBSEQUENT EVENTS

On April 5, 2024, the Company issued 95 common shares to two directors following the vesting of RSU’s for a compensation amount of $53,567.

On April 8, 2024, the Company issued 1,180,000 common shares to directors and consultants following the vesting of RSU’s.

On April 9, 2024, the Company issued 100,000 common shares to a consultant following the vesting of RSU’s.

Since April 1, 2024 and until May 15, 2024, the Company issued 4,567,282 common shares following the exercise of 4,533,482 series A Warrants in cashless exercise and 33,800 series B Warrants for total proceeds of US $46,113.